Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenue		$ 79,013	$ 100,338	$ 158,985	$ 177,370
Costs and expenses
Cost of revenue		72,755	65,084	146,989	130,274
Selling, general and administrative		21,490	18,554	46,673	34,485
Depreciation and amortization		6,682	7,062	13,173	13,477
Loss (gain) on aircraft held for sale		(72)	(762)	1,417	(2,865)
Total costs and expenses		100,855	89,938	208,252	175,371
Loss from operations		(21,842)	10,400	(49,267)	1,999
Other income (expense)
Interest income		1,162	1,099	2,440	2,193
Interest expense		(5,666)	(5,312)	(10,321)	(9,927)
Gain on forgiveness of CARES Act loan		0	339	0	339
Change in fair value of derivative liability		0	(509)	0	107
Change in fair value of warrant liabilities		(899)	0	(3,679)	0
Other income (expense)		(609)	(192)	(17)	(592)
Total other expense, net		(6,012)	(4,575)	(11,577)	(7,880)
Loss before income taxes		(27,854)	5,825	(60,844)	(5,881)
Income tax benefit		0	0	0	0
Net income (loss)		(27,854)	5,825	(60,844)	(5,881)
Less: Net loss attributable to redeemable noncontrolling interests		(20,501)	0	(42,200)	0
Less: Net loss attributable to noncontrolling interests		(2,200)	(1,722)	(7,650)	(4,259)
Net income (loss) attributable to parent		(5,153)	7,547	(10,994)	(1,622)
Add: Series A Preferred Dividends		(972)	0	(1,257)	0
Net loss attributable to common stockholders		(6,125)	7,547	(12,251)	(1,622)
Net loss attributable to common stockholders		$ (6,125)	7,547	$ (12,251)	(1,622)
Basic and Diluted Earnings Per Share*
Earnings per share, basic (in shares)	[1]	$ (0.32)		$ (0.67)
Earnings per share, diluted (in shares)	[1]	$ (0.32)		$ (0.67)
Weighted Average Common Shares Outstanding (Basic & Diluted)*
Weighted average number of shares outstanding, basic (in dollars per share)	[1]	19,169,742		18,237,732
Weighted average number of shares outstanding, diluted (in dollars per share)	[1]	19,169,742		18,237,732
Other comprehensive loss
Net loss attributable to flyExclusive, Inc.		$ (5,153)	7,547	$ (10,994)	(1,622)
Unrealized gains (losses) on available-for-sale debt securities		(24)	(73)	(192)	17
Comprehensive loss attributable to flyExclusive, Inc.		$ (5,177)	$ 7,474	$ (11,186)	$ (1,605)

[1]	Basic and diluted earnings (loss) per share has not been presented for the three and six months ended June 30, 2023 in the condensed consolidated statements of operations and comprehensive income (loss) (unaudited). As a result of the Merger (as defined in Note 4 "Merger"), the Company's capital structure was significantly altered. The Company determined that presenting earnings per share for periods prior to the Merger would not result in values meaningful to the users of the condensed consolidated financial statements (unaudited). See Earnings per Share in Note 2 "Summary of Significant Accounting Policies" and Note 3 "Earnings (Loss) Per Share" for further discussion.